Investments in Companies Accounted for at Equity Method (Details) - TSG [Member]	12 Months Ended
Dec. 31, 2020 USD ($)
Investments in Companies Accounted for at Equity Method (Details) [Line Items]
Percentage of share holds by group	50.00%
Acquisition amount	$ 2,140